Supplemental Cash Flow Information (Schedule of Supplemental Information Related to Statements of Cash Flows) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Supplemental Cash Flow Information
Interest	¥ 6,914	¥ 9,614	¥ 12,768
Income taxes	44,207	15,336	38,472
Obtaining assets by entering into capital leases	¥ 201	¥ 2,740	¥ 2,916